Fair Value Measurements - Valuation of Warrants (Details)	Mar. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020
Fair value of underlying securities
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants measurement input		30.8	12.4
Discounts for lack of marketability
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants measurement input		0.0
Expected dividend yield
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants measurement input		0.0	0.0
Minimum | Discounts for lack of marketability
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants measurement input			29.0
Minimum | Expected term (years)
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants measurement input		3.4	4.4
Minimum | Expected volatility
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants measurement input		40.4	39.9
Minimum | Risk-free interest rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants measurement input		1.0	0.3
Maximum | Discounts for lack of marketability
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants measurement input			34.0
Maximum | Expected term (years)
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants measurement input		8.8	9.8
Maximum | Expected volatility
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants measurement input		44.3	41.8
Maximum | Risk-free interest rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants measurement input		1.5	0.9
Warrant liabilities | Fair Value, Recurring [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants measurement input	5,000,000
Warrant liabilities | Monte Carlo Model | Fair value of underlying securities
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants measurement input	33.9	30.8
Warrant liabilities | Monte Carlo Model | Discounts for lack of marketability
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants measurement input	0.0	0.0
Warrant liabilities | Monte Carlo Model | Expected term (years)
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants measurement input	3.6
Warrant liabilities | Monte Carlo Model | Expected volatility
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants measurement input	44.3
Warrant liabilities | Monte Carlo Model | Risk-free interest rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants measurement input	2.4
Warrant liabilities | Monte Carlo Model | Expected dividend yield
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants measurement input	0.0	0.0
Warrant liabilities | Monte Carlo Model | Fair value per warrant
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants measurement input	23.2
Warrant liabilities | Minimum | Monte Carlo Model | Expected term (years)
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants measurement input		3.4
Warrant liabilities | Minimum | Monte Carlo Model | Expected volatility
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants measurement input		40.4
Warrant liabilities | Minimum | Monte Carlo Model | Risk-free interest rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants measurement input		1.0
Warrant liabilities | Minimum | Monte Carlo Model | Fair value per warrant
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants measurement input		5.0
Warrant liabilities | Maximum | Monte Carlo Model | Expected term (years)
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants measurement input		8.8
Warrant liabilities | Maximum | Monte Carlo Model | Expected volatility
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants measurement input		44.3
Warrant liabilities | Maximum | Monte Carlo Model | Risk-free interest rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants measurement input		1.5
Warrant liabilities | Maximum | Monte Carlo Model | Fair value per warrant
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants measurement input		22.0